Exhibit 99.49

Client:	Annaly_Onslow
Project:	OBX-2021INV1

Data Comparison
Run Date - XX/XX/XXXX

Recovco Loan ID	Loan #1	Loan #2	Field	Loan Value	Tape Value	Comment
XXXXXXXXX	XXXXXXXXX	6000060756	Number Of Units	3	2	2 family with accessory unit
XXXXXXXXX	XXXXXXXXX	6000060756	Number Of Units	4	2	This is a 4 unit condo building.
XXXXXXXXX	XXXXXXXXX	6000060758	Original Appraised Value	$XXX	$XXX	Per appraisal the value is $XXX
XXXXXXXXX	XXXXXXXXX	6000060758	Original Appraised Value	$XXX	$XXX	The loan file contained two appraisal one listing value of $XXX and the other $XXX
XXXXXXXXX	XXXXXXXXX	6000060758	Original CLTV Ratio Percent	44.789%	44.793%	One and the same
XXXXXXXXX	XXXXXXXXX	6000060770	Original CLTV Ratio Percent	77.027%	75.000%	CLTV is 77.03%
XXXXXXXXX	XXXXXXXXX	6000060791	Original CLTV Ratio Percent	63.912%	63.780%	1st mtg $XXX + 2nd $XXX = $XXX / $XXX = 63.712% CLTV.
XXXXXXXXX	XXXXXXXXX	6000060814	Original Standard LTV (OLTV)	77.027%	75.000%	LTV is 77.03%